Investment Portfolio - March 31, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Freddie Mac Multifamily M.L.
Certificates, Series ML19, Class A, 4.033%, 12/25/2036 (Identified Cost $2,160,131)	2,162,427	$2,153,682

MUNICIPAL BONDS - 93.1%
ALABAMA - 1.2%
Autauga County, Correctional Facility Impt, Series A, G.O. Bond, 5.000%, 3/1/2037	1,345,000	1,489,077
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	1,004,396
		2,493,473
ALASKA - 1.4%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	761,136
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	961,204
School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2030	490,000	538,124
School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2031	500,000	554,760
		2,815,224
ARIZONA - 0.3%
Pinal County Unified School District No. 21 Coolidge
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2032	175,000	192,439
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2033	130,000	143,789
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2034	175,000	194,268
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2035	150,000	165,674
		696,170
COLORADO - 0.9%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	801,132
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,027,485
		1,828,617
DISTRICT OF COLUMBIA - 3.8%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,334,412
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,137,958
District of Columbia Income Tax
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,178,184
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Income Tax (continued)
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	$1,995,987
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,038,964
		7,685,505
FLORIDA - 5.8%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,236,945
Central Florida Expressway Authority Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	523,351
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	541,421
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	501,278
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,070,291
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,064,257
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,076,973
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	672,484
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,051,221
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,060,190
		11,798,411
GEORGIA - 3.1%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	856,684
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,535,546
		6,392,230
HAWAII - 2.3%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,084,110
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,521,679
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	494,406
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	523,187
		4,623,382

Investment Portfolio - March 31, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS - 3.2%
Illinois Municipal Electric Agency, Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	$734,819
Illinois State Toll Highway Authority Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,064,139
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,625,445
Rock Island County School District No. 41 Rock Island, School Impt., Series A, G.O. Bond, AGC, 5.000%, 1/1/2035	400,000	441,432
Schaumburg, G.O. Bond, 4.000%, 12/1/2033	1,175,000	1,224,135
United City of Yorkville
Series B, G.O. Bond, 5.000%, 12/30/2028	200,000	212,955
Series B, G.O. Bond, 5.000%, 12/30/2029	175,000	188,541
Series B, G.O. Bond, 5.000%, 12/30/2030	175,000	190,399
Series B, G.O. Bond, 5.000%, 12/30/2031	300,000	328,877
Series B, G.O. Bond, 5.000%, 12/30/2032	225,000	247,979
Series B, G.O. Bond, 5.000%, 12/30/2033	260,000	287,813
		6,546,534
INDIANA - 1.3%
Indiana Municipal Power Agency
Electric Light & Power Impt., Series A, Revenue Bond, AGC, 5.000%, 1/1/2032	375,000	408,356
Electric Light & Power Impt., Series A, Revenue Bond, AGC, 5.000%, 1/1/2033	625,000	685,315
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond, 5.000%, 2/1/2030	500,000	534,651
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,074,200
		2,702,522
IOWA - 1.3%
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	949,477
Waukee Community School District, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2032	1,520,000	1,704,533
		2,654,010
KENTUCKY - 0.8%
Kentucky Municipal Energy Agency, Electric Light & Power Impt., Revenue Bond, 5.000%, 1/1/2033	1,375,000	1,514,333
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
KENTUCKY (continued)
Kentucky State Property & Building Commission, Public Impt., Series A, Revenue Bond, 5.000%, 10/1/2030	125,000	$137,100
		1,651,433
LOUISIANA - 0.3%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	517,832

MAINE - 1.2%
Bar Harbor, Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040	1,000,000	1,082,615
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	707,152
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	593,611
		2,383,378
MARYLAND - 3.2%
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,503,130
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,085,129
		6,588,259
MASSACHUSETTS - 2.6%
Commonwealth of Massachusetts, Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,217,824

MICHIGAN - 0.6%
Charter Township of White Lake
G.O. Bond, 5.000%, 3/1/2036	575,000	635,474
G.O. Bond, 5.000%, 3/1/2037	515,000	564,350
		1,199,824
MINNESOTA - 1.5%
Minnesota
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,037,639
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,074,402
		3,112,041
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	492,245

MISSOURI - 1.8%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	526,430
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,668,046
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,460,645
		3,655,121
NEBRASKA - 1.9%
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	692,946

Investment Portfolio - March 31, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Omaha Public Power District
Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	$2,137,764
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,049,028
		3,879,738
NEVADA - 2.1%
Clark County, Public Impt., G.O. Bond, 5.000%, 11/1/2031	3,970,000	4,256,376

NEW JERSEY - 0.8%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	741,719
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	805,283
		1,547,002
NEW YORK - 12.6%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,018,053
New York
Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,540,365
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	120,043
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	1,033,118
New York City
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,675,706
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	1,959,734
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,601,891
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,657,045
New York State Dormitory Authority Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,049,235
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,078,680
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,398,250
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,520,918
		25,653,038
NORTH CAROLINA - 1.3%
Mecklenburg County, School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,539,584
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NORTH DAKOTA - 2.4%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	$2,428,944
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,537,965
		4,966,909
OHIO - 3.6%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,160,943
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,075,438
Ohio
Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	1,994,434
Series A, G.O. Bond, 5.000%, 6/15/2028	500,000	534,139
Ohio Water Development Authority Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,444,597
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,068,262
		7,277,813
OKLAHOMA - 1.0%
Tulsa County Independent School District No. 9 Union, School Impt., G.O. Bond, 4.000%, 4/1/2030	2,000,000	2,080,471

PENNSYLVANIA - 4.6%
Lancaster School District
Series A, G.O. Bond, BAM, 5.000%, 6/1/2032	500,000	553,006
Series A, G.O. Bond, BAM, 5.000%, 6/1/2033	750,000	834,363
Series A, G.O. Bond, BAM, 5.000%, 6/1/2034	1,000,000	1,107,635
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	809,441
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	916,266
Revenue Bond, 5.000%, 12/1/2031	500,000	551,490
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	602,387
Philadelphia Gas Works Co., Revenue Bond, 5.000%, 10/1/2030	1,005,000	1,027,911
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,573,373
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	326,428
		9,302,300

Investment Portfolio - March 31, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	$888,991

TENNESSEE - 4.6%
Chattanooga, Electric Light & Power Impt., Revenue Bond, 5.000%, 9/1/2039	2,000,000	2,134,831
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,060,093
Knox County, Correctional Facility Impt., G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,790,048
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	644,463
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	500,000
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,290,975
Sullivan County, Correctional Facility Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,045,317
		9,465,727
TEXAS - 7.1%
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,833,558
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,351,827
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,573,815
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,029,659
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	991,421
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,127,651
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,493,574
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,564
Revenue Bond, 5.000%, 12/15/2027	600,000	619,270
Revenue Bond, 5.000%, 12/15/2028	250,000	259,743
		14,485,082
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	852,159

VIRGINIA - 1.0%
Chesterfield County, School Impt., Series B, G.O. Bond, 4.000%, 1/1/2041	2,000,000	1,993,808
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON - 6.8%
Seattle, Municipal Light & Power, Electric Light & Power Impt., Revenue Bond, 5.000%, 7/1/2041	1,040,000	$1,105,081
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,071,379
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,056,481
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,579,456
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,015,842
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,098,989
		13,927,228
WISCONSIN - 5.7%
Appleton Area School District, G.O. Bond, 5.000%, 3/1/2033	1,260,000	1,357,044
Cameron School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2038	925,000	996,656
Eau Claire Area School District, G.O. Bond, 5.000%, 4/1/2032	1,380,000	1,490,165
Union Grove Union High School District, School Impt., G.O. Bond, 5.000%, 3/1/2036	1,015,000	1,111,238
West Salem School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2039	1,590,000	1,700,309
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	600,000
Wisconsin, Series B, G.O. Bond, 5.000%, 5/1/2038	4,000,000	4,418,326
		11,673,738
TOTAL MUNICIPAL BONDS
(Identified Cost $196,529,682)		189,843,999

EXCHANGE-TRADED FUND - 2.2%
iShares National Muni Bond ETF
(Identified Cost $4,937,332)	43,351	4,570,930

U.S. TREASURY SECURITIES - 3.9%

U.S. Treasury Notes - 3.9%
U.S. Treasury Note
2.625%, 1/31/2026	1,000,000	987,852
4.25%, 1/31/2026	1,000,000	1,001,016
4.00%, 1/15/2027	1,000,000	1,000,781
1.50%, 1/31/2027	1,000,000	957,149
2.25%, 2/15/2027	1,000,000	969,609
4.125%, 2/15/2027	1,000,000	1,003,203
4.25%, 1/15/2028	1,000,000	1,008,750

Investment Portfolio - March 31, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
3.50%, 1/31/2028	1,000,000	$988,828

Total U.S. Treasury Notes
(Identified Cost $7,855,711)		7,917,188

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,855,711)		7,917,188

SHORT-TERM INVESTMENT - 2.2%
Dreyfus Government Cash Management, Institutional Shares, 4.23%[2]
(Identified Cost $4,475,464)	4,475,464	4,475,464

TOTAL INVESTMENTS - 102.4%
(Identified Cost $215,958,320)		208,961,263
LIABILITIES, LESS OTHER ASSETS - (2.4)%		(4,950,114)
NET ASSETS - 100.0%		$204,011,149

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corporation)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of March 31, 2025.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2025

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$189,843,999	$—	$189,843,999	$—
U.S. Treasury and other U.S. Government agencies	7,917,188	—	7,917,188	—
Commercial mortgage-backed securities	2,153,682	—	2,153,682	—
Exchange-traded fund	4,570,930	4,570,930	—	—
Short-Term Investment	4,475,464	4,475,464	—	—
Total assets	$208,961,263	$9,046,394	$199,914,869	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or March 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.